KRAMER LEVIN NAFTALIS & FRANKEL llp

George M. Silfen Partner Phone (212) 715-9522 GSilfen@KramerLevin.com

January 23, 2015

Derek Newman

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	ACAP Strategic Fund Registration Statement on Form N-2 (File Nos. 333-[______] and 811- 22312)

Dear Mr. Derek Newman:

On behalf of ACAP Strategic Fund (the “Fund”), transmitted for filing with the Securities and Exchange Commission (the “Commission”), pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and the Securities Act of 1933, as amended (the “1933 Act”), is the Fund’s Registration Statement on Form N-2 (the “Registration Statement”). The Fund is a registered closed-end management investment company that makes periodic repurchase offers under Rule 23c-3 under the 1940 Act pursuant to a fundamental policy adopted by the Fund’s Board of Trustees. Consistent with the conditions required for immediate effectiveness pursuant to Rule 486(b) under the 1933 Act, this Registration Statement is filed solely for the purposes of: (i) registering an additional $1,000,000,000 worth of shares of common stock; (ii) bringing the financial statements up to date; and (iii) designating a new effective date for Post-Effective No. 1 to the Fund’s Registration Statement on Form N-2 (File Nos. 333-193501 and 811-22312) (“PEA No. 1”) filed on November 26, 2014 which has not yet become effective. With the exception of updates (i) and (ii), the Registration Statement is substantially identical to PEA No. 1.

Set forth below is our response to comments received from you via telephone on January 12, 2014 in connection with PEA No. 1. Capitalized terms used, but not defined, in this letter have the meanings ascribed to them in PEA No. 1.

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www.kramerlevin.com

Securities and Exchange Commission
January 23, 2015

1.	In footnote 4 to the fee table, please provide the dollar amount of the Incentive Fee paid by the Fund to the Adviser for the fiscal period indicated (September 30, 2013 – September 30, 2014).

The requested disclosure has been made.

2.	In the text beneath the Expense Table, please provide the dollar amount of expenses that would be paid for the 1, 3, 5, and 10 year periods assuming the Incentive Fee was actually paid for fiscal 2013-2014.

The requested disclosure has been made.

In addition to the above, the Fund acknowledges that:

•	the Fund is responsible for the adequacy and accuracy of the disclosure in the filing;

•	should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•	the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Fund may not assert the action as a defense to any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

The Fund believes that these responses fully address your comments. If you have any questions regarding this response or require further information, please call me at (212) 715-9522. Thank you for your assistance regarding this matter.

Very truly yours,

/s/ George Silfen